Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Leases (Tables) [Line Items]
Schedule of maturities of lease liabilities
December 31
2021	$325
2022	17
Thereafter	—
Total minimum lease payments	342
Less imputed interest	(2)
Present value of lease liabilities	$340